1346869

FORM D

RECEIVED OCT 6 2005 SEC PROCESSING SECTION WASH. D.C. 199

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURTIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number	3235-0076
Expires:	April 30, 2008
Estimated average burden hours per response	... 16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Ethos Energy Schoolfield #3 Joint Venture

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☒ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Ethos Energy Schoolfield #3 Joint Venture

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
740 Lexington Drive, Bldg. B, Plano, Texas 75075	**(214) 291-3460**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (*if different from Executive Offices*) **Same as above**	Telephone Number (Including Area Code) **Same as above**

Brief Description of Business **Drilling, owning and operating one hydrocarbon well**

05066716

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify)
☐ business trust ☐ limited partnership, to be formed **Joint venture**

Actual or Estimated Date of Incorporation or Organization: Month **09** Year **05** ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State. CN for Canada; FN for other foreign jurisdiction) **T X**

OCT 17 2005

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File. U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee. There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PROCESSED
OCT 17 2005
THOMSON

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Afshar, Gholam Reza

Business or Residence Address (Number and Street, City, State, Zip Code)
1801 California St. #306, San Francisco, CA 94109

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Brennan, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
4985 Narragansett Ave., San Diego, CA 92107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Lambdin, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
823 S. Newhaven Dr., Orange, CA 92869

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Perez, Jesus and Kolber, Gregory

Business or Residence Address (Number and Street, City, State, Zip Code)
1934 Farragut Way, San Jose, CA 95133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Phoolsawat, Keith

Business or Residence Address (Number and Street, City, State, Zip Code)
1785 Ednamary Way#B, Mountain View, CA 94040

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Royston, Gregory T. and Yuko

Business or Residence Address (Number and Street, City, State, Zip Code)
409 N. Pacific Coast Hwy, Ste. 608, Redondo Beach, CA 90277

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Shields Marital Deduction Trust c/o Ervin Shields

Business or Residence Address (Number and Street, City, State, Zip Code)
1732 Bryn Mawr Ave., Santa Monica, CA 90405

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Woo-Sam, John

Business or Residence Address (Number and Street, City, State, Zip Code)
48 Pembroke, Irvine, CA 92618

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Sitka, Bob

Business or Residence Address (Number and Street, City, State, Zip Code)
125 Maureen Dr., Bristol, CT 06010

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Howard, Dennis

Business or Residence Address (Number and Street, City, State, Zip Code)
5870 Compass Ct., Cape Coral, FL 33914

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
SDMR, Inc. c/o Mr. Scott Roos

Business or Residence Address (Number and Street, City, State, Zip Code)
9037 SW Leather Fern Way, Palm City, FL 34990

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Brooks, Charles and Barbara

Business or Residence Address (Number and Street, City, State, Zip Code)
200 Flatcreek Tr., Fayetteville, GA 30214

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Connor, P. Phillips

Business or Residence Address (Number and Street, City, State, Zip Code)
3750 N. Lake Shore Dr. #14A, Chicago, IL 60613

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Elmer Knoll and Mary Louise Knoll Family Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
5059 Darlene Dr., Gurnee, IL 60031

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Freitas, Niel

Business or Residence Address (Number and Street, City, State, Zip Code)
16737 Anderson Dr., Southgate, MI 48195

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Nadim Ajlouny Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
5003 Hickory Pointe Dr., Orchard Lake, MI 48323

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Nordick, Darral and Laureen

Business or Residence Address (Number and Street, City, State, Zip Code)
2779 CR 16, Rothsay, MN 56579

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Dickens, John and Donna

Business or Residence Address (Number and Street, City, State, Zip Code)
1121 Birchwood Dr., Nashville, NC 27856

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Coukos, John

Business or Residence Address (Number and Street, City, State, Zip Code)
24 Kristin Ln., Bristol, NH 03222

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Bill Hawk, Inc. c/o Mr. Thomas Booth

Business or Residence Address (Number and Street, City, State, Zip Code)
2421 N. Wooster Ave., Dover, OH 44622

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Equity Trust Company FBO Ronald P. Dwyer IRA

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Burns Rd./P.O.Box 1529, Elyria, OH 44036

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Woodruff, Lee

Business or Residence Address (Number and Street, City, State, Zip Code)
1413 Meadowbright Ln., Cincinnati, OH 45230

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
American Global Investments c/o Sonny Prakash

Business or Residence Address (Number and Street, City, State, Zip Code)
7403 N. Syracuse St., Portland, OR 97203

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Colombo, Michael and Helen

Business or Residence Address (Number and Street, City, State, Zip Code)
1212 Monroe Ave., Altoona, PA 16602

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Colombo, M. James and Gabrielle

Business or Residence Address (Number and Street, City, State, Zip Code)
3506 Ft. Roberdeau Ave., Altoona, PA 16602

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Stauffer, G. Greg

Business or Residence Address (Number and Street, City, State, Zip Code)
341 E. Fulton St., Lancaster, PA 17602

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Stem, Fred

Business or Residence Address (Number and Street, City, State, Zip Code)
3032 Champagne Dr., Aiken, SC 29803

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Bobbitt, Harold

Business or Residence Address (Number and Street, City, State, Zip Code)
1109 Hwy 323 E., Overton, TX 75684

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Bullock, Jon

Business or Residence Address (Number and Street, City, State, Zip Code)
5808 Bettinger, Colleyville, TX 76034

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Daily, Tracy

Business or Residence Address (Number and Street, City, State, Zip Code)
2706 Redbud, Kilgore, TX 75662

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Dooley, Patrick

Business or Residence Address (Number and Street, City, State, Zip Code)
7235 Dogwood Creek, Dallas, TX 75252

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Gibbons, Raymond

Business or Residence Address (Number and Street, City, State, Zip Code)
3012 Tex. Blvd., Ft. Worth, TX 76116

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Gonzalez, Daniel

Business or Residence Address (Number and Street, City, State, Zip Code)
1301 Custer Rd. Ste. 256, Plano, TX 75075

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Hedgpeth, Jay

Business or Residence Address (Number and Street, City, State, Zip Code)
512 S. Drake, Perryton, TX 79070

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Russell, Jr., Clyde

Business or Residence Address (Number and Street, City, State, Zip Code)
4300 Compton Cir., Bellaire, TX 77401

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Sammons, Ellis and Denise

Business or Residence Address (Number and Street, City, State, Zip Code)
623 Chandon Ct., Southlake, TX 76092

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Aguilar, Luis

Business or Residence Address (Number and Street, City, State, Zip Code)
4704 Barrel Point Rd., Prince George, VA 23875

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Harris, Ronald

Business or Residence Address (Number and Street, City, State, Zip Code)
6246 Bootleggers Rd., Marshall, VA 20115

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Chachulski, Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
2010 23rd St., Everett, WA 98201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Norsen, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
9616 Fauntleroy Way SW, Seattle, WA 98136

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ ________

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and / or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Texas Securities Partners, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
740 Lexington Drive, Bldg. B, Plano, Texas 75075

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT] √	[DE]	[DC]	[FL]	[GA] √	[HI]	[ID]
[IL] √	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN] √	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify **Units of Joint Venture Interest**)	$ 760,000	$ 760,000
Total	$ 760,000	$ 760,000

Answer also in appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	27	$ 627,000
Non-accredited Investors	13	$ 133,000
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fee	☒	$ 0
Printing and Engraving Costs	☒	$ 0
Legal Fees	☒	$ 0
Accounting Fees	☒	$ 0
Engineering Fees	☒	$ 0
Sales commissions (specify finders' fees separately)	☒	$ 114,000
Other Expenses (identify) **Filing fees**	☒	$ 0
Total	☒	$ 114,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." . . . . $ 646,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☒ $ 25,600	☒ $
Purchase of real estate	☒ $	☒ $
Purchase, rental or leasing and installation of machinery and equipment	☒ $	☒ $
Construction or leasing of plant buildings and facilities	☒ $	☒ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☒ $	☒ $
Repayment of indebtedness	☒ $	☒ $
Working capital	☒ $	☒ $
Other (specify): Lease Acquisition and Seismic Interpretation	☒ $ 52,500	☒ $
Drilling, Testing and Completing Venture Well	☒ $ 567,900	☒ $
Column Totals	☒ $ 646,000	☒ $
Total Payments Listed (column totals added)	☒ $ 646,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Ethos Energy Schoolfield #3 Joint Venture	[signature]	10/05/2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
W. Austin Allen	Counsel	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)